Adaptive Hedged High Income Fund

Schedule of Investments

As of May 31, 2021
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 91.21%

Debt Fund - 81.87%
Goldman Sachs Access High Yield Corporate Bond ETF		34,978	$1,744,703
iShares Broad USD High Yield Corporate Bond ETF		51,966	2,143,078
SPDR Bloomberg Barclays High Yield Bond ETF		1,808	196,909
VanEck Vectors Fallen Angel High Yield Bond ETF		46,676	1,503,434
			5,588,124
Master Limited Partnership - 9.34%
Global X MLP ETF		17,218	637,583

Total Exchange-Traded Products (Cost $5,947,852)			6,225,707

COMMON STOCKS - 6.02%

Communication Services - 1.21%
* Alphabet, Inc. - Class C		17	40,996
* Facebook, Inc.		127	41,749
			82,745
Financials - 1.19%
Mastercard, Inc.		111	40,024
Visa, Inc.		180	40,914
			80,938
Health Care - 0.60%
Abbott Laboratories		352	41,061

Information Technology - 3.02%
Accenture PLC		145	40,913
* Adobe, Inc.		83	41,880
* Autodesk, Inc.		144	41,164
Microsoft Corp.		165	41,197
* ServiceNow, Inc.		87	41,228
			206,382

Total Common Stocks (Cost $384,837)			411,126

SHORT-TERM INVESTMENT - 2.74%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%		186,988	186,988

Total Short-Term Investment (Cost $186,988)			186,988

Investments, at Value (Cost $6,519,677) - 99.97%			$6,823,821

Other Assets Less Liabilities - 0.03%			2,164

Net Assets - 100.00%			$6,825,985
* Non income-producing investment
§ Represents 7 day effective yield
			(Continued)
Adaptive Hedged High Income Fund

Schedule of Investments

As of May 31, 2021

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products:
Debt Fund	81.87%	$5,588,124
Master Limited Partnership	9.34%	637,583
Common Stocks:
Communication Services	1.21%	82,745
Financials	1.19%	80,938
Health Care	0.60%	41,061
Information Technology	3.02%	206,382
Short-Term Investment	2.74%	186,988
Other Assets Less Liabilities	0.03%	2,164
Total Net Assets	100.00%	$6,825,985